Note 54	12 Months Ended
Dec. 31, 2025
Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Banks Senior Management [Abstract]
Disclosure of information about key management personnel [text block]	Remuneration and other benefits of the Board of Directors and members of the Bank's Senior Management
Remuneration of non-executive directors
The remuneration of the non-executive directors corresponding to the financial years 2025 and 2024 is as follows, individually and by remuneration item:

REMUNERATION OF NON-EXECUTIVE DIRECTORS (THOUSANDS OF EUROS) (1)

	Board of Directors	Executive Committee	Audit Committee	Risk and Compliance Committee	Remuneration Committee	Appointments and Corporate Governance Committee	Technology and Cybersecurity Committee	Other positions (2)	Total
									2025	2024
José Miguel Andrés Torrecillas	129	167	165	—	—	115	—	50	625	625
Jaime Caruana Lacorte	129	167	—	107	—	46	—	—	449	455
Enrique Casanueva Nárdiz (3)	129	—	66	107	—	—	—	—	302	223
Sonia Dulá	129	—	66	107	—	—	—	—	302	302
Raúl Galamba de Oliveira	129	—	—	214	—	46	43	80	512	512
Belén Garijo López	129	167	—	—	—	46	—	—	342	378
Connie Hedegaard Koksbang	129	—	66	—	—	—	—	—	195	195
Lourdes Máiz Carro	129	—	66	—	43	—	—	—	238	238
Cristina de Parias Halcón (4)	129	—	—	—	—	46	43	—	218	167
Ana Peralta Moreno	129	—	66	—	43	—	—	—	238	238
Ana Revenga Shanklin	129	—	—	107	107	—	43	—	386	364
Carlos Salazar Lomelín (5)	129	—	—	—	43	—	—	—	172	172
Jan Verplancke	129	—	—	—	43	—	43	—	214	214
Total (6)	1,673	500	497	642	278	301	171	130	4,193	4,083
(1) Includes the amounts corresponding to the positions on the Board of Directors and its various Committees, the composition of which was last modified on April 26, 2024.
(2) Amounts corresponding to the positions of Deputy Chair of the Board of Directors and Lead Director.
(3) Director appointed by the General Shareholders´ Meeting held on March 15, 2024. Remuneration in 2024 corresponding to the term in office in that financial year.
(4) Director appointed by the General Shareholders´ Meeting held on March 15, 2024. Remuneration in 2024 corresponding to the term in office in that financial year. In addition, in 2025 and 2024, she received €30 thousand and 7,593 BBVA shares and €56 thousand and 14,697 BBVA shares, respectively, corresponding to the deferred portion of 2018 and 2019 annual variable remuneration accrued in her former condition of BBVA’s member of Senior Management, including the update of its cash portion. Likewise, in 2024, she received €72 thousand, as per diems for her attendance to the meetings of the management body of BBVA México, S.A. de C.V. and Grupo Financiero BBVA México, S.A. de C.V; positions from which she resigned in 2024.
(5) In addition, in the financial years 2025 and 2024, the director Carlos Salazar Lomelín has received €171 thousand and €113 thousand, respectively, as per diems for his attendance to the meetings of the management body of BBVA México, S.A. de C.V. and Grupo Financiero BBVA México, S.A. de C.V. and of the strategy forum of BBVA México, S.A. de C.V.
(6) The total amount reported for the 2024 financial year does not include amounts corresponding to the positions on the Board and its various Committees received by José Maldonado Ramos and Juan Pi Llorens, who ceased to hold office on March 15, 2024, and whose remuneration for those items in 2024 amounted to €85 thousand and €81 thousand, respectively.

Likewise, during financial years 2025 and 2024, €103 thousand and €112 thousand were paid out, respectively, in healthcare and casualty insurance premiums for non-executive directors.
Remuneration system with deferred delivery of shares for non-executive directors
BBVA has a fixed remuneration system with deferred delivery of shares for its non-executive directors, which was approved by the General Shareholders’ Meeting held on March 18, 2006 and extended successively by resolutions of the General Shareholders’ Meetings held on 2011, 2016, 2021 and 2023.
This system is based on the annual allocation to non-executive directors of a number of theoretical shares of BBVA equivalent to 20% of the total annual fixed allowance in cash received by each director in the previous financial year, calculated according to the average closing price of the BBVA share during 60 trading sessions prior to the date of the Annual General Shareholders’ Meeting approving the financial statements for each financial year.
The BBVA shares, in a number equivalent to the theoretical shares accumulated by each non-executive director, will be delivered to each beneficiary, where applicable, after they leave directorship for any reason other than serious breach of their duties.
During financial years 2025 and 2024, the following theoretical shares derived from this system were allocated:

	2025		2024
	Theoretical shares allocated (1)	Theoretical shares accumulated as of December 31	Theoretical shares allocated (1)	Theoretical shares accumulated as of December 31
José Miguel Andrés Torrecillas	10,930	158,385	13,407	147,455
Jaime Caruana Lacorte	7,959	114,269	11,350	106,310
Enrique Casanueva Nárdiz (2)	3,894	3,894	—	—
Sonia Dulá	5,279	10,321	5,042	5,042
Raúl Galamba de Oliveira	8,944	49,135	10,423	40,191
Belén Garijo López	6,598	117,191	9,401	110,593
Connie Hedegaard Koksbang	3,410	10,587	3,914	7,177
Lourdes Máiz Carro	4,159	81,136	5,384	76,977
Cristina de Parias Halcón ⁽²⁾	2,915	2,915	—	—
Ana Peralta Moreno	4,159	51,872	5,384	47,713
Ana Revenga Shanklin	6,364	37,525	6,947	31,161
Carlos Salazar Lomelín	2,998	24,010	3,882	21,012
Jan Verplancke	3,747	44,370	4,851	40,623
Total (3)	71,356	705,610	79,985	634,254
(1) The number of theoretical shares was calculated according to the average closing price of the BBVA share during the 60 trading sessions prior to the dates of the General Shareholders’ Meetings of March 21, 2025 and March 15, 2024 which were €11.45 and €8.84 per share, respectively.
(2) Directors appointed by the General Shareholders’ Meeting held on March 15, 2024, therefore the allocation of theoretical shares was made for the first time in 2025.
(3) The total number of theoretical shares allocated during the 2024 financial year does not include 7,735 and 8,157 theoretical shares allocated to José Maldonado Ramos and Juan Pi Llorens, respectively, whose terms of office ended on March 15, 2024, and who after leaving office, in application of the system, received a total of 154,609 and 156,699 BBVA shares, respectively, which is equivalent to the total theoretical shares accumulated up to that date by each of them.

Remuneration of executive directors
The remuneration of executive directors for financial years 2025 and 2024 indicated below, individually and by remuneration item, is the result of applying the BBVA Directors’ Remuneration Policies approved by the General Shareholders’ Meeting.

ANNUAL FIXED REMUNERATION (THOUSANDS OF EUROS)

	2025	2024
Chair	2,924	2,924
Chief Executive Officer	2,179	2,179
Total	5,103	5,103

In addition to the amounts indicated in the table, during the 2025 and 2024 financial years, the Chair received, each year, the amount of €41 thousand of fixed allowances for vehicle rental and others. Meanwhile, the Chief Executive Officer received, each year, the amount of €654 thousand of fixed remuneration in cash in lieu of pension (equivalent to 30% of his Annual Fixed Remuneration), as he is not entitled to receive a retirement benefit (see section on “Pension commitments with executive directors” in this Note), and the amount of €600 thousand as mobility allowance.

REMUNERATION IN KIND (THOUSANDS OF EUROS)
Likewise, the executive directors received remuneration in kind during the financial years 2025 and 2024, including insurance premiums and others, €132 thousand and €140 thousand, respectively, in the case of the Chair and €128 thousand, in each financial year, in the case of the Chief Executive Officer.

VARIABLE REMUNERATION
With regard to variable remuneration, the BBVA Directors’ Remuneration Policy approved by the General Shareholders’ Meeting in 2023 establishes a model whereby the Annual Variable Remuneration (“AVR”) of the executive directors comprises two components: a Short-Term Incentive (“STI”) and a Long-Term Incentive (“LTI”). The award of both incentives is contingent upon the achievement by the Group of the minimum profit and capital ratio thresholds approved by the Board of Directors. The sum of the STI and LTI constitutes the AVR for the year of each executive director.
The STI will be awarded once the reference year for measuring the annual indicators used for its calculation has ended. The amount of the STI will be determined based on the results of these indicators, taking into account the targets, scales of achievement and weightings established for each of them, which may range between 0% and 150% of the “Target STI”. The “Target STI” represents the amount of the STI if 100% of the pre-established targets for these indicators are achieved.
Once the aforementioned minimum profit and capital ratio thresholds have been reached, the right to the LTI will accrue, the final amount of which may range between 0% and 150% of the “Target LTI”. The “Target LTI” represents the amount of the LTI if 100% of the pre-established targets for the long-term indicators approved for its calculation are achieved. The final amount of the LTI will be determined once the last year of the measurement period of the long-term indicators has ended, based on their results and taking into account the targets, scales of achievement and weightings established for each of them.
A percentage not exceeding 40% of the AVR will vest and be paid, provided that the relevant conditions are met, as a general rule, in the first quarter of the year following the one to which it corresponds (the “Upfront Portion”), in equal parts in cash and BBVA shares. The remaining amount, and at least 60% of the AVR, will be deferred over a five-year period and paid, if conditions are met, at the end of each of the five years of deferral, 40% in cash and 60% in BBVA shares and/or instruments linked to BBVA shares (the “Deferred Portion” or the “Deferred AVR”).
Within said deferral period, the payment of the LTI shall only begin after the end of the measurement period of the long-term indicators’ targets, to the result of which its final amount is subject. Therefore, the LTI is part of the Deferred Portion of the AVR of executive directors.
In accordance with the foregoing, in 2025 the executive directors accrued a Short-Term Incentive amounting to €2,627 thousand in the case of the Chair and €1,965 thousand in the case of the Chief Executive Officer.
In addition, the executive directors accrued the right to a Long-Term Incentive for a maximum theoretical amount of €1,929 thousand in the case of the Chair and €1,443 thousand for the Chief Executive Officer, which is equivalent, in both cases, to 150% of their "Target LTI". Once the measurement period for the long-term indicators established for their calculation has ended (at the end of 2028), their final amount will be determined, which may range between 0% and 150% of the “Target LTI”. Therefore, if 100% of the pre-established targets are met, this incentive will amount to €1,286 thousand in the case of the Chair and €962 thousand in the case of the Chief Executive Officer.
In addition, the remaining rules applicable to the Annual Variable Remuneration of the executive directors set out in the BBVA Directors’ Remuneration Policy will apply to the Annual Variable Remuneration for financial year 2025, which include: (i) a retention period of one year following delivery of the BBVA shares or instruments linked to BBVA shares received; (ii) the prohibition of hedging strategies or insurance that may undermine the effects of alignment with prudent risk management; (iii) update of the finally vested Deferred Portion in cash in accordance with the CPI; (iv) potential application of ex post risk adjustments; (v) malus and clawback arrangements throughout the whole periods of deferral and retention of the shares or instruments; and (vi) the limitation of variable remuneration to a maximum amount of 200% of the fixed component of total remuneration, in accordance with the resolution approved by the General Shareholders’ Meeting held in 2025.
Taking into account the above, the Upfront Portion of the AVR for the financial years 2025 and 2024 of the executive directors, which is due for payment once each of said financial years has ended, in equal parts in cash and BBVA shares, is indicated below.

ANNUAL VARIABLE REMUNERATION (AVR)

	2025 (1)		2024 (2)
	In cash (thousands of Euros)	In shares	In cash (thousands of Euros)	In shares
Chair	821	40,850	897	92,803
Chief Executive Officer	614	30,552	671	69,408
Total	1,435	71,402	1,568	162,211
(1) Upfront Portion (36%) of the Annual Variable Remuneration, which represents the first payment of the Short-Term Incentive for financial year 2025 and will be paid during the first quarter of financial year 2026, in equal parts in cash and BBVA shares. The remaining amount of the 2025 Annual Variable Remuneration (which includes the Long-Term Incentive of the 2025 financial year) will be deferred over a 5-year period (40% in cash and 60% in shares and/or instruments linked to shares).
The final amount of the Deferred AVR will depend on the result of the long-term indicators to be used to calculate the Long-Term Incentive of the 2025 financial year. Likewise, and as an ex post risk adjustment mechanism, the Deferred AVR may be reduced if the capital and liquidity thresholds established to guarantee that payment occurs only if it is sustainable, in accordance with the Bank’s payment capacity, are not reached.
(2) Upfront Portion (37%) of the Annual Variable Remuneration, which represents the first payment of the Short-Term Incentive for financial year 2024 and which was paid in 2025, in equal parts in cash and BBVA shares. The remaining amount of the 2024 Annual Variable Remuneration (which includes the Long-Term Incentive for the 2024 financial year) was deferred over a 5-year period (40% in cash and 60% in BBVA shares and/or instruments linked to shares).
The final amount of the Deferred AVR will depend on the result of the long-term indicators to be used to calculate the Long-Term Incentive of the 2024 financial year. Likewise, and as an ex post risk adjustment mechanism, the Deferred AVR may be reduced if the capital and liquidity thresholds established to guarantee that payment occurs only if it is sustainable, in accordance with the Bank’s payment capacity, are not reached.

DEFERRED ANNUAL VARIABLE REMUNERATION (AVR) FROM PREVIOUS FINANCIAL YEARS

		2025 (1)			2024 (2)
	Deferred AVR	In cash (thousands of Euros)	In shares	In stock-options (3)	In cash (thousands of Euros)	In shares	In stock-options (3)
Chair	2024	222	33,410	—	—	—	—
	2023	228	11,862	189,609	221	38,821	—
	2022	243	56,941	—	236	56,941	—
	2021	235	57,325	—	228	57,325	—
	2020	0	0	0	0	0	0
	2019	—	—	—	181	45,529	—
Subtotal		927	159,538	189,609	867	198,616	—
Chief Executive Officer	2024	166	24,987	—	—	—	—
	2023	170	8,872	141,809	166	29,034	—
	2022	187	43,793	—	181	43,793	—
	2021	179	43,552	—	173	43,552	—
	2020	0	0	0	0	0	0
	2019	—	—	—	163	40,858	—
Subtotal		701	121,204	141,809	683	157,237	—
Total		1,629	280,742	331,418	1,550	355,853	—
(1) Deferred remuneration payable after the 2025 year-end, including the update of its cash portion. Payment to the Chair and Chief Executive Officer will take place in 2026 in accordance with the vesting and payment rules set out in the remuneration policies applicable for each financial year:
•2024 Deferred AVR: the first payment of the Deferred STI (17.9% of the Deferred Portion) is due to the executive directors. Thereafter, the second payment of the Deferred STI (17.9% of the Deferred Portion) and 2024 LTI (64.2% of the Deferred Portion), will be deferred for both executive directors. The 2024 LTI will depend on the result of the long-term indicators approved for its calculation once its measurement period has elapsed (at the end of 2027), which may range between an achievement of 0% to 150%. If the relevant conditions are met, the second payment of the Deferred STI will be made in 2027 and the three payments of the 2024 LTI will be made in 2028, 2029 and 2030.
•2023 Deferred AVR: the second payment of the Deferred STI (17.9% of the Deferred Portion) is due to the executive directors. Thereafter, 2023 LTI (64.2% of the Deferred Portion), will be deferred for both executive directors. The 2023 LTI will depend on the result of the long-term indicators approved for its calculation once its measurement period has elapsed (at the end of 2026), which may range between an achievement of 0% to 150%. If the relevant conditions are met, the three payments of the 2023 LTI will be made in 2027, 2028 and 2029.
•2022 Deferred AVR: the third payment (20% of the Deferred Portion) is due to executive directors, after having verified that no reduction had to be made according to the result of the multi-year performance indicators approved in 2022 by the Board of Directors. Thereafter, 40% of the 2022 Deferred AVR will be deferred for both executive directors, which, if the relevant conditions are met, will be paid in 2027 and 2028.
•2021 Deferred AVR: the fourth payment (20% of the Deferred Portion) is due to executive directors. Thereafter, 20% of the 2021 Deferred AVR will be deferred for both executive directors, which, if the relevant conditions are met, will be paid in 2027.
•2020 Deferred AVR: given the exceptional circumstances arising from the COVID-19 crisis, executive directors voluntarily waived the whole of their 2020 AVR.
(2) Deferred remuneration which was payable after the 2024 year-end, including the update of its cash portion. Its payment to the Chair and Chief Executive Officer took place in 2025, in accordance with the vesting and payment rules established in the remuneration policies applicable in each financial year:
•2023 Deferred AVR: in 2025, the first payment of the Deferred STI (17.9% of the Deferred Portion) was made to executive directors.
•2022 Deferred AVR: in 2025, the second payment (20% of the Deferred Portion) was made to executive directors.
•2021 Deferred AVR: in 2025, the third payment (20% of the Deferred Portion) was made to executive directors.
•2020 Deferred AVR: given the exceptional circumstances arising from the COVID-19 crisis, executive directors voluntarily waived the whole of their 2020 AVR.
•2019 Deferred AVR: in 2025, the third and final payment (20% of the Deferred Portion) was made to executive directors. Following this, the payment of the 2019 Deferred AVR to both executive directors was completed.
(3) The delivery of the stock options awarded as part of the 2023 Deferred AVR is part of the second payment of the 2023 Deferred STI, which is due after the 2025 year-end (in 2026). The delivery of the stock options awarded as part of the 2024 Deferred AVR is part of the second payment of the Deferred STI, which, if the relevant conditions are met, will be due after the 2026 year-end (in 2027).
Pension commitments with executive directors
The Bank has not assumed any pension commitments with non-executive directors.
With regard to the executive directors, the BBVA Directors’ Remuneration Policy establishes a pension framework whereby, in the case of the Chair, he is eligible to receive a retirement pension, paid in either income or capital, when he reaches the legally established retirement age, provided that he does not leave his position as a result of serious dereliction of his duties. The amount of this pension will be determined by the annual contributions made by the Bank, together with their corresponding accumulated yields at that date.
The agreed annual contribution to cover the retirement contingency under the defined contribution system for the Chair, as set out in the BBVA Directors’ Remuneration Policy, is €439 thousand. The Board of Directors may update this amount during the term of the Policy, in the same manner as it may update the Annual Fixed Remuneration, pursuant to the terms established therein.
A portion of 15% of this annual contribution will be based on variable components and considered “discretionary pension benefits”. It will, therefore, be subject to the conditions regarding delivery in shares, withholding, reduction and clawback established in the applicable regulations, as well as any other conditions concerning variable remuneration that may be applicable in accordance with the BBVA Directors’ Remuneration Policy.
In the event that the Chair’s contractual relationship is terminated before he reaches retirement age for reasons other than serious dereliction of duties, the retirement pension payable to the Chair upon him reaching the legally established retirement age will be calculated based on the funds accumulated through the contributions made by the Bank up to that date, as per the terms set out above, plus the corresponding accumulated yield, with no additional contributions to be made by the Bank as of the time of termination.
With respect to the commitments in favor of the Chair to cover the contingencies of death and disability, the Bank will pay the corresponding annual insurance premiums in order to top up this coverage.
In accordance with the foregoing, in the financial year 2025, an amount of €456 thousand was recorded, comprising the agreed annual contribution to cover the retirement contingency, which is €439 thousand, and a further amount of €17 thousand relating to the adjustment of the “discretionary pension benefits” for the financial year 2024, which were declared at the end of that year and which had to be included in the accumulated fund in 2025. Likewise, an amount of €236 thousand was paid in insurance premiums for the death and disability contingencies.
As of December 31, 2025, the total accumulated fund to meet the retirement commitments with the Chair amounted to €29,821 thousand.
Of the annual contribution for the retirement contingency corresponding to the financial year 2025, 15% (€66 thousand) was recorded in that year as “discretionary pension benefits”. Following the end of the financial year, this amount was adjusted by applying the same criteria used to determine the Short-Term Incentive that is part of the Chair’s Annual Variable Remuneration for the 2025 financial year, being determined in an amount of €76 thousand, which represents an upward adjustment of €10 thousand. These “discretionary pension benefits” will be included in the accumulated fund in the 2026 financial year and will be subject to the conditions established for them in the BBVA Directors’ Remuneration Policy.
With regard to the Chief Executive Officer, in accordance with the provisions of the BBVA Directors’ Remuneration Policy and those in his contract, the Bank has not undertaken any retirement commitments, although he is entitled to an annual cash sum instead of a retirement pension (“cash in lieu of pension”) equal to 30% of his Annual Fixed Remuneration. In accordance with the above, in the 2025 financial year, the Bank paid the Chief Executive Officer the amount of €654 thousand as “cash in lieu of pension”, as described in the “Remuneration of executive directors” section of this Note.
For its part, the Bank has undertaken commitments to cover the death and disability contingencies with the Chief Executive Officer. For this purpose, in 2025, €220 thousand was paid corresponding to annual insurance premiums.

PENSION SYSTEMS (THOUSANDS OF EUROS)

	Contributions (1)				Accumulated funds
	Retirement		Death and disability
	2025	2024	2025	2024	2025	2024
Chair	456	456	236	252	29,821	26,893
Chief Executive Officer	—	—	220	221		—
Total	456	456	457	472	29,821	26,893
(1) Contributions recognized to meet the pension commitments with the executive directors in financial years 2025 and 2024. In the case of the Chair, these relate to the sum of the annual retirement pension contribution and the adjustment made to the “discretionary pension benefits” for the financial years 2024 and 2023, the contribution of which to the accumulated fund was to be made in the financial years 2025 and 2024, respectively, as well as to the premiums for the death and disability contingencies. In the case of the Chief Executive Officer, the contributions recognized correspond exclusively to the insurance premiums paid by the Bank in 2025 and 2024 to cover the death and disability contingencies given that, in his case, the Bank has not undertaken any commitments to cover the contingency of retirement.

Payments for termination of the contractual relationship
In accordance with the BBVA Directors’ Remuneration Policy, the Bank has no commitments to make severance payments to executive directors.
Remuneration of Senior Management
The remuneration of Senior Management, excluding executive directors, for financial years 2025 and 2024 (16 members with this position as of December 31, 2025 and 2024) as indicated below, broken down by remuneration item, are the result of applying the BBVA Group’s General Remuneration Policy approved by the Board of Directors.

FIXED REMUNERATION (THOUSANDS OF EUROS)

	2025	2024
Senior Management Total	20,787	19,928

In addition to the amounts indicated in the table, during the 2025 and 2024 financial years, the members of Senior Management collectively received fixed allowances for vehicle rental and others totaling €257 thousands and €347 thousands, respectively.

REMUNERATION IN KIND (THOUSANDS OF EUROS)
During the 2025 and 2024 financial years, remuneration in kind, including insurance premiums and others, totaling €640 thousand and €603 thousand, respectively, was collectively paid to members of Senior Management.

VARIABLE REMUNERATION

With regard to variable remuneration, the BBVA Group’s General Remuneration Policy establishes a model whereby the Annual Variable Remuneration (“AVR”) for members of Senior Management, like that of executive directors, comprises two components: a Short-Term Incentive (“STI”) and a Long-Term Incentive (“LTI”). The award of both incentives is contingent upon the achievement of the minimum profit and capital ratio thresholds approved by the Board of Directors for this purpose. The sum of the STI and the LTI constitutes the AVR for the year of each member of Senior Management.
Under this model, and in the same terms set out above for the executive directors, in 2025 financial year, all members of Senior Management accrued a Short-Term Incentive for a total combined amount of €7,299 thousand.
In addition, all members of Senior Management accrued the right to a Long-Term Incentive for a maximum theoretical amount of €5,149 thousand, which is equivalent to the sum of 150% of the “Target LTI” of each beneficiary. The final amount of the LTI of each beneficiary will be determined at the end of the measurement period of the long-term indicators established for its calculation (at the end of 2028). This final amount may range between 0% and 150% of the “Target LTI”. Therefore, if 100% of the pre-established targets are achieved, it will amount to a total of €3,433 thousand.
Moreover, the remaining rules applicable to the Annual Variable Remuneration of the members of the Senior Management established in the BBVA Group’s General Remuneration Policy will apply to the Annual Variable Remuneration for financial year 2025, which include: (i) a retention period of one year following delivery of the BBVA shares or instruments linked to BBVA shares; (ii) the prohibition of hedging strategies or insurance that may undermine the effects of alignment with prudent risk management; (iii) update of the finally vested Deferred Portion in cash in accordance with the CPI; (iv) potential application of ex post risk adjustments; (v) malus and clawback arrangements throughout the whole periods of deferral and retention of the shares or instruments; and (vi) the limitation of variable remuneration to a maximum amount of 200% of the fixed component of total remuneration, in accordance with the resolution approved by the General Shareholders’ Meeting in 2025.
Taking into account the above, the total sum of the Upfront Portion of the AVR for financial years 2025 and 2024 of the members of Senior Management, due for payment once each of said financial years has ended, in equal parts in cash and BBVA shares, is indicated below.

ANNUAL VARIABLE REMUNERATION (AVR)

	2025 (1)		2024 (2)
	In cash (thousands of Euros)	In shares	In cash (thousands of Euros)	In shares
Senior Management Total	2,281	112,500	2,266	235,016

(1) Upfront Portion of the Annual Variable Remuneration, which represents the first payment of the 2025 Short-Term Incentive and will be paid during the first quarter of 2026 financial year, in equal parts in cash and BBVA shares. The remaining amount of the 2025 Annual Variable Remuneration (which includes the 2025 Long-Term Incentive) will be deferred over a 5-year period (40% in cash and 60% in shares and/or instruments linked to shares).
The final amount of the Deferred AVR will depend on the result of the long-term indicators to be used to calculate the 2025 Long-Term Incentive. Likewise, and as an ex post risk adjustment mechanism, the Deferred AVR may be reduced if the capital and liquidity thresholds established to guarantee that payment occurs only if it is sustainable, in accordance with the Bank’s payment capacity, are not reached.
(2) Upfront Portion of the Annual Variable Remuneration, which represents the first payment of the Short-Term Incentive for financial year 2024 and which was paid in 2025, in equal parts in cash and BBVA shares. The remaining amount of the 2024 Annual Variable Remuneration (which includes the 2024 Long-Term Incentive) was deferred over a 5-year period (40% in cash and 60% in shares and/or instruments linked to shares). The final amount of the Deferred AVR will depend on the result of the long-term indicators to be used to calculate the 2024 Long-Term Incentive. Likewise, and as an ex post risk adjustment mechanism, the Deferred AVR may be reduced if the capital and liquidity thresholds established to guarantee that payment occurs only if it is sustainable, in accordance with the Bank’s payment capacity, are not reached.

DEFERRED ANNUAL VARIABLE REMUNERATION (AVR) FROM PREVIOUS FINANCIAL YEARS

		2025 (1)			2024 (2)
	Deferred AVR	In cash (thousands of Euros)	In shares	In stock-options (3)	In cash (thousands of Euros)	In shares	In stock-options (3)
Senior Management Total	2024	534	81,445	—	—	—	—
	2023	549	30,492	444,545	574	98,636	—
	2022	501	117,265	—	526	125,129	—
	2021	469	112,536	—	488	119,207	—
	2020	51	14,340	—	56	14,340	—
	2019	—	—	—	314	77,447	—
Total		2,104	356,078	444,545	1,957	434,759	—
(1) Deferred remuneration payable after 2025 year-end, including the update of its cash portion. Payment thereof to members of Senior Management who are beneficiaries will take place in 2026 in accordance with the remuneration policies applicable in each financial year and the vesting and payment rules set forth therein applicable to each member of Senior Management, based on when they became such a member:

•2024 Deferred AVR: the first payment of the Deferred STI is due.
•2023 Deferred AVR: the second payment of the Deferred STI is due.
•2022 Deferred AVR: the third payment of the Deferred STI is due, after having verified that no reduction had to be made according to the result of the multi-year performance indicators approved in 2022 by the Board of Directors.
•2021 Deferred AVR: the fourth payment is due.
•2020 Deferred AVR: given the exceptional circumstances arising from the COVID-19 crisis, all members of Senior Management voluntarily waived the whole of their 2020 AVR. Without prejudice to the foregoing, the third and final payment of the deferred portion of a success bonus on the sale of BBVA USA is due to one member of Senior Management, who was an executive of BBVA USA at that time.
(2) Deferred remuneration which was payable after the 2024 year-end, including the update of its cash portion. Payment thereof to members of Senior Management who were beneficiaries took place in 2025 in accordance with the vesting and payment rules set forth in the remuneration policies applicable in each financial year:
•2023 Deferred AVR: in 2025, the first payment of the Deferred STI was made.
•2022 Deferred AVR: in 2025, the second payment was made.
•2021 Deferred AVR: in 2025, the third payment was made.
•2020 Deferred AVR: given the exceptional circumstances arising from the COVID-19 crisis, all members of Senior Management voluntarily waived the whole of their 2020 AVR. Without prejudice to the foregoing, the third and final payment of the deferred portion of a success bonus on the sale of BBVA USA is due to one member of Senior Management — an executive of BBVA USA at that time.
•2019 Deferred AVR: in 2025, the third and final payment was made.
(3) The delivery of the stock options awarded as part of the 2023 Deferred AVR is part of the second payment of the Deferred STI, which is due after the 2025 year-end (in 2026). The delivery of the stock options awarded as part of the 2024 Deferred AVR is part of the second payment of the Deferred STI, which, if the relevant conditions are met, will be due after the 2026 year-end (in 2027).
Pension commitments with members of Senior Management
In order to meet the pension commitments made to members of Senior Management (16 members as of December 31, 2025, excluding the executive directors), a total aggregate amount of €4,411 thousand was recognized in financial year 2025 for the contingency of retirement. This amount is equivalent to the annual contribution agreed to cover the contingency of retirement, plus a further amount of €139 thousand pertaining to the adjustment of the “discretionary pension benefits” for financial year 2024, which had to be included in the accumulated fund in 2025. In addition, an aggregate total amount of €1,115 thousand was paid in insurance premiums to cover the contingencies of death and disability.
As of December 31, 2025, the total accumulated fund to meet the retirement commitments with members of Senior Management amounted to €47,281 thousand.
As in the case of executive directors, 15% of the annual contributions agreed to cover the contingency of retirement for members of Senior Management, will be based on variable components and will be considered “discretionary pension benefits”, and will therefore be subject to the conditions regarding delivery in shares, withholding, reduction and recovery established in the applicable regulations, as well as to any other conditions concerning variable remuneration that may be applicable to them in accordance with the remuneration policy applicable to members of Senior Management.
For these purposes, of the annual contribution for the retirement contingency recognized in the 2025 financial year, a total amount of €625 thousand was recognized in 2025 as “discretionary pension benefits”. Following the end of the financial year, this amount was adjusted by applying the same criteria used to determine the Short-Term Incentive that is part of the Annual Variable Remuneration of the members of Senior Management for the 2025 financial year. As a result, the “discretionary pension benefits” for the year, corresponding to all members of Senior Management, have been calculated at a total combined amount of €747 thousand, which represents an upward adjustment of €122 thousand. These “discretionary pension benefits” will be included in the accumulated fund in the 2026 financial year, and will be subject to the conditions established for them in the remuneration policy applicable to members of Senior Management, in accordance with the regulations applicable to the Bank on this regard.

PENSION SYSTEMS (THOUSANDS OF EUROS)

	Contributions (1)				Accumulated funds
	Retirement		Death and disability
	2025	2024	2025	2024	2025	2024
Senior Management Total	4,411	4,226	1,115	1,181	47,281	40,549
(1) Contributions recognized in financial years 2025 and 2024 to meet pension commitments with members of Senior Management with such position on December 31, 2025 and 2024 (16 members in both cases, excluding the executive directors), which relate to the sum of the annual retirement pension contributions and the adjustments made to the “discretionary pension benefits” for 2024 and 2023 which were included in the accumulated fund in 2025 and 2024, respectively, and to the insurance premiums paid by the Bank for death and disability contingencies.

Payments for termination of the contractual relationship
Regarding Senior Management, excluding the executive directors, in 2025 the contractual relationship of a member of Senior Management was terminated, giving rise to the right of a severance payment of €1,908 thousand. In this regard, the Senior Management contracts include, among others, the right to receive the severance payment that legally corresponds, provided that termination of the contractual relationship is not pursuant to the member's own will, retirement, disability or serious dereliction of duties, the amount of which will be calculated in accordance with the provisions in the applicable labor regulations. Likewise, the contract establishes a post-contractual non-compete agreement for a one-year term duration, which shall be compensated with an amount of €885 thousand which shall be paid on a monthly basis during the non-competition period.
In 2024 there were no terminations of contractual relationships of members of Senior Management.